Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000016765 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016765 | AssetExchange-Traded FundsFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000016765 | AssetCash EquivalentsFR_981DNHII5_4.413653_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016765 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016765 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016765 | AssetShort-Term InvestmentsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016765 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016768 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016768 | AssetExchange-Traded FundsFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000016768 | AssetCash EquivalentsFR_981DNHII5_4.413653_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016768 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016768 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016768 | AssetShort-Term InvestmentsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016769 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016769 | AssetExchange-Traded FundsFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000016769 | AssetCash EquivalentsFR_981DNHII5_4.413653_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016769 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016769 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016769 | AssetShort-Term InvestmentsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016756 | AssetExchange-Traded FundsFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016756 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016756 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000016756 | AssetShort-Term InvestmentsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016756 | AssetMutual FundsFR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016756 | AssetCash EquivalentsFR_981DNHII5_4.392775_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016758 | AssetExchange-Traded FundsFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016758 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016758 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000016758 | AssetShort-Term InvestmentsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016758 | AssetMutual FundsFR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016758 | AssetCash EquivalentsFR_981DNHII5_4.392775_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016759 | AssetExchange-Traded FundsFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016759 | AssetMutual FundsFR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016759 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000016759 | AssetShort-Term InvestmentsFR_912797KJ5_0.010000_2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016759 | AssetMutual FundsFR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016759 | AssetCash EquivalentsFR_981DNHII5_4.392775_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%